Commitments and Contingencies (Details) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 23, 2021	Aug. 31, 2020	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Payment term license	$ 5,000,000			$ 1,000		$ 1,205,000
Rent expense				$ 12,000	$ 10,312
Grand total amount						$ 1,550,000
Royalty percent				6.00%
Milestone payments				$ 22,375,000
Clinical research services fees			$ 2,423,928	921,300	928,059
Due amount				$ 619,421	$ 170,990
Royalty [Member] | Blink Bio [Member]
Commitments and Contingencies [Line Items]
Royalties reduction				3.00%
Blink Bio [Member]
Commitments and Contingencies [Line Items]
Payment term license		$ 300,000